Events After Reporting Period (Details) - Entering into New Loan Facility - Wind Keeper Facility € in Millions	Jul. 21, 2025 EUR (€)
Events after reporting period
Term loan	5 years
Maximum
Events after reporting period
Notional amount	€ 125